Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Other Assets [Abstract]
Accounts receivable and other items	$ 7,892	$ 9,366
Accrued interest	5,326	5,674
Cheques and other items in transit	1,246	0
Current income tax receivable	4,496	3,849
Defined benefit asset	1,092	1,111
Investment in associates and joint venture	5,288	5,237
Prepaid expenses	1,926	1,815
Reinsurance contract assets	891	936
Other assets, total	$ 28,157	$ 27,988